Assets classified as held for sale - (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Notes and other explanatory information [abstract]
Assets held for sale non current, beginning balance
Reclassification from property, plant and equipment, net	833
Assets held for sale non current, ending balance	€ 833